Analysis of changes in financing during the year - Subordinated liabilities and MRELs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subordinated liabilities
Analysis of changes in financing during the year
At 1 January	£ 5,714	£ 6,260	£ 8,429
Issue of subordinated liabilities	1,386	611	648
Redemption of subordinated liabilities	(999)	(1,250)	(3,693)
Interest paid on subordinated liabilities	(459)	(439)	(374)
Net cash flows from financing activities	(72)	(1,078)	(3,419)
Effects of foreign exchange	(54)	(166)	597
Changes in fair value of subordinated liabilities and MRELs	76	230	(594)
Preference shares reclassified to subordinated liabilities			750
(Gain)/loss on redemption of own debt		(3)	161
Interest payable on subordinated liabilities and MRELs	465	464	370
Other	7	7	(34)
At 31 December	6,136	5,714	6,260
MRELs
Analysis of changes in financing during the year
At 1 January	21,660	22,265	23,423
Issue of MRELs	5,051	3,973	3,721
Maturity and redemption of MRELs	(2,854)	(4,236)	(4,992)
Interest paid on MRELs	(885)	(844)	(703)
Net cash flows from financing activities	1,312	(1,107)	(1,974)
Effects of foreign exchange	(49)	(987)	1,889
Changes in fair value of subordinated liabilities and MRELs	124	601	(1,806)
Interest payable on subordinated liabilities and MRELs	942	888	733
Other	9
At 31 December	£ 23,998	£ 21,660	£ 22,265